Employee Benefit Plans (Schedule Of Asset Allocation Of Retirement Plan) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Obligation at Beginning of Year	$ 734	$ 712
Unrecognized Loss (Gain)	109	23
Components of Net Periodic Postretirement Benefit Cost
Interest Cost	27	32	34
Benefits Paid	(33)	(33)
Obligation at End of Year	837	734	712
Postretirement Benefit Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Obligation at Beginning of Year	624	560
Unrecognized Loss (Gain)	43	57
Components of Net Periodic Postretirement Benefit Cost
Service Cost	35	28
Interest Cost	24	25
Benefits Paid	(35)	(46)
Obligation at End of Year	$ 691	$ 624